UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Revelation Capital Management Ltd.
           --------------------------------------------------
Address:   5A, Waterloo Lane
           --------------------------------------------------
           Pembroke, HM 08, Bermuda
           --------------------------------------------------

Form 13F File Number:  28-14283
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kuchanny
           --------------------------------------------------
Title:     Chairman and Chief Executive Officer
           --------------------------------------------------
Phone:     +1 (441) 296-7130
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Chris Kuchanny                Pembroke, Bermuda           11/14/12
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        25
                                               -------------

Form 13F Information Table Value Total:        $211,025
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADVANCED SEMICONDUCTOR ENGR  SPONSORED ADR  00756M404    1,358    364,000 SH       SOLE                   364,000
ALPINE TOTAL DYNAMIC DIVID F COM SBI        021060108    2,261    510,461 SH       SOLE                   510,461
BEST BUY INC                 COM            086516101      288     16,726 SH       SOLE                    16,726
CNH GLOBAL N V               SHS NEW        N20935206    4,961    127,960 SH       SOLE                   127,960
COMSTOCK MNG INC             COM            205750102      425    130,100 SH       SOLE                   130,100
CROSSROADS SYS INC           COM NEW        22765D209    2,255    563,808 SH       SOLE                   563,808
EATON VANCE TAX MNGD GBL DV  COM            27829F108   11,026  1,251,500 SH       SOLE                 1,251,500
EATON VANCE TX MGD DIV EQ IN COM            27828N102    1,949    204,896 SH       SOLE                   204,896
FUTUREFUEL CORPORATION       COM            36116M106   49,637  4,098,850 SH       SOLE                 4,098,850
ICICI BK LTD                 ADR            45104G104    5,383    134,097 SH       SOLE                   134,097
INFOSYS LTD                  SPONSORED ADR  456788108    4,265     87,875 SH       SOLE                    87,875
ISHARES INC                  MSCI TAIWAN    464286731      937     70,000 SH       SOLE                    70,000
ISHARES INC                  MSCI BRAZIL    464286400    1,376     25,450 SH       SOLE                    25,450
ISHARES INC                  MSCI HONG KONG 464286871    7,860    431,847 SH       SOLE                   431,847
LAS VEGAS SANDS CORP         COM            517834107    7,855    169,400 SH       SOLE                   169,400
MOBILE TELESYSTEMS OJSC      SPONSORED ADR  607409109    5,964    340,403 SH       SOLE                   340,403
MORGAN STANLEY CHINA A SH FD COM            617468103    1,899    101,670 SH       SOLE                   101,670
NIPPON TELEG & TEL CORP      SPONSORED ADR  654624105    1,774     74,809 SH       SOLE                    74,809
RYANAIR HLDGS PLC            SPONSORED ADR  783513104      161      5,000 SH       SOLE                     5,000
SPDR S&P 500 ETF TR          TR UNIT        78462F953   27,210    189,000 SH  PUT  SOLE                   189,000
SUPERCONDUCTOR TECHNOLOGIES  COM NEW        867931305      825  1,755,853 SH       SOLE                 1,755,853
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR  874039100   22,526  1,423,915 SH       SOLE                 1,423,915
TATA MTRS LTD                SPONSORED ADR  876568502    3,711    144,527 SH       SOLE                   144,527
UNI PIXEL INC                COM NEW        904572203    1,291    208,485 SH       SOLE                   208,485
UNITED MICROELECTRONICS CORP SPON ADR NEW   910873405   43,828 21,379,717 SH       SOLE                21,379,717